Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment
9. PROPERTY AND EQUIPMENT

	December 31
	2018	2019
	US$	US$
Cost:
Land	68,243	68,243
Buildings	18,130	18,130
Machinery and equipment	26,902	26,426
Furniture and fixtures	8,538	6,919
Leasehold and buildings improvement	7,661	7,964
Software	23,971	25,938

Total	153,445	153,620

Accumulated depreciation:
Buildings	3,231	3,632
Machinery and equipment	19,005	18,828
Furniture and fixtures	5,808	5,196
Leasehold and buildings improvement	4,921	5,350
Software	19,269	22,312

	52,234	55,318
Prepayment and construction in progress	199	186

	101,410	98,488

In April 2006, the Company began leasing a property located in Taipei, Taiwan to a third party. The lessee has been renewing the operating lease annually and last renewed in March 2020. Net carrying value of the properties as of December 31, 2018 and 2019 was US$
691
 thousand and US$
673
thousand, respectively. Annual rental income from the lease is about US$
42
 thousand each year.
In September 2018, the Company paid
US
$
58,931
thousand to acquire land in Hsinchu, Taiwan for the purpose of constructing its future Taiwan headquarters building.
For non-cash investing activities, increase (decrease) in accrued expenses and other current liabilities arising from the purchase of property, plant and equipment was US$1,474 thousand, US$(1,631) thousand and US$(707) thousand for the year ended December 31, 2017, 2018 and 2019, respectively.